Profit per share (Details) (USD $) In Millions, except Share data	3 Months Ended								12 Months Ended
	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Profit per share
Profit for the period (A) (in millions of dollars)	$ 968	$ 792	$ 707	$ 233	$ 232	$ 404	$ 371	$ (112)	$ 2,700	[1]	$ 895	[1]	$ 3,557	[1]
Weighted-average common shares outstanding (millions)
Weighted-average number of common shares outstanding (B)									631,500,000		615,200,000		610,500,000
Shares issuable on exercise of stock awards, net of shares assumed to be purchased out of proceeds at average market price									18,900,000		10,800,000		17,400,000
Average common shares outstanding for fully diluted computation (C)									650,400,000	[2]	626,000,000	[2]	627,900,000	[2]
Profit (loss) per share of common stock:
Assuming no dilution (A/B) (in dollars per share)	$ 1.52	$ 1.25	$ 1.12	$ 0.37	$ 0.37	$ 0.65	$ 0.61	$ (0.19)	$ 4.28		$ 1.45		$ 5.83
Assuming full dilution (A/C) (in dollars per share)	$ 1.47	$ 1.22	$ 1.09	$ 0.36	$ 0.36	$ 0.64	$ 0.60	$ (0.19)	$ 4.15	[2]	$ 1.43	[2]	$ 5.66	[2]
Shares outstanding as of December 31	638,800,000				624,700,000				638,800,000		624,700,000		601,500,000
Common shares under SARs and stock options not included in the computation of diluted earnings per share (in shares)									5,228,763		18,577,553		5,468,512

[1]	Profit attributable to common stockholders.
[2]	Diluted by assumed exercise of stock-based compensation awards, using the treasury stock method.